Net Loss Per Share - Basic And Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended			6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (20,871)	$ 254	$ (102,357)	$ (102,103)	$ (122,974)	$ (217,778)	$ (60,278)	$ (60,278)
Denominator:
Weighted-average basic common shares (shares)	37,162,062	36,463,696	36,463,696	36,463,696	36,699,038	43,553,504	36,285,113
Weighted-average diluted common shares (shares)	37,162,062	39,343,859	36,463,696	36,463,696	36,699,038	43,553,504	36,285,113
Net loss per common share - basic (dollar per share)	$ (0.56)	$ 0.01	$ (2.81)	$ (2.80)	$ (3.35)	$ (5.00)	$ (1.66)
Net loss per common share - diluted ( dollar per share)	$ (0.56)	$ 0.01	$ (2.81)	$ (2.80)	$ (3.35)	$ (5.00)	$ (1.66)